Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Net revenues	$ 975,226	$ 976,505	$ 945,163
Cost of goods sold	862,577	871,625	841,166
Gross profit	112,649	104,880	103,997
Operating expenses:
Selling	19,823	19,161	18,293
General and administrative	27,085	25,838	22,424
Impairment (gain on sale) of fixed assets	0	462	(629)
Total operating expenses	46,908	45,461	40,088
Operating income	65,741	59,419	63,909
Non-operating income	457	115	768
Income before income taxes	66,198	59,534	64,677
Provision for income taxes	20,702	18,324	19,624
Net income	$ 45,496	$ 41,210	$ 45,053
Income per common share:
Basic (in dollars per share)	$ 1.69	$ 1.53	$ 1.64
Diluted (in dollars per share)	$ 1.68	$ 1.52	$ 1.64
Weighted average common shares outstanding:
Basic (in shares)	26,925	26,941	27,430
Diluted (in shares)	27,033	27,051	27,545
Dividends paid per common share	$ 0.40	$ 0.36	$ 0.00
Other comprehensive income (loss):
Amortization of prior service credit (net of tax of $2,947, $2,110, and $2,068)	$ (4,788)	$ (3,428)	$ (3,582)
Amortization of net actuarial loss (net of tax of $621, $565, and $337)	1,010	918	749
Increase in actuarial loss (net of tax of $415, $250, and $1,348)	(674)	(407)	(2,191)
Plan amendment (net of tax of $10,895, $1,509, and $1,364)	17,701	2,451	2,216
Unrealized appreciation of investments (net of tax of $0, $0, and $91)	0	0	151
Total other comprehensive income (loss)	13,249	(466)	(2,657)
Comprehensive income	$ 58,745	$ 40,744	$ 42,396